NOTES PAYABLE	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 8 - NOTES PAYABLE

Notes payable, currently in default, consist of the following at:

	October 31, 2017	April 30, 2017

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	$75,001	$75,001
Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%, extinguished pursuant to Assignment and Assumption Agreement (Note 11)	-	300,000

	$75,001	$375,001

Accrued interest payable on notes payable, currently in default, totaled $34,634 and $273,870 at October 31, 2017 and April 30, 2017, respectively.

Convertible notes payable, currently in default, consist of the following at:

	October 31, 2017	April 30, 2017

Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%, convertible into common shares of the Company at $3.70 per share	$50,000	$50,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%, convertible into common shares of the Company at $1.00 per share	25,000	25,000
Note payable to an unrelated party, maturing March 1, 2013, with interest at 1.87% per month, convertible into common shares of the Company at $0.20 per share, repaid in June 2017	-	120,000

Total	$75,000	$195,000

Effective June 20, 2017, the Company entered into an agreement to extinguish the $120,000 convertible note payable and $119,365 accrued interest payable through the issuance of 16,000,000 shares of the Company’s Class A common stock, recognizing a gain on extinguishment of debt of $114,565.

Accrued interest payable on convertible notes payable, currently in default, totaled $80,366 and $190,343 at October 31, 2017 and April 30, 2017, respectively.

Convertible notes payable consist of the following at:

	October 31, 2017	April 30, 2017
Note payable to an accredited investor, maturing May 15, 2018, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	$115,000	$-
Note payable to an accredited investor, maturing May 16, 2018, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	60,000	-
Note payable to an accredited investor, maturing May 24, 2018, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	173,000	-
Note payable to an accredited investor, maturing December 12, 2017, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	80,000	-
Note payable to an accredited investor, maturing March 30, 2018, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price	125,000	-
Note payable to an accredited investor, maturing June 1, 2018, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price	115,000	-
Note payable to an accredited investor, maturing June 20, 2018, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price	123,500	-
Note payable purchased by an accredited investor pursuant to a Convertible Note Purchase and Assignment Agreement, maturing April 19, 2018, with a one-time interest charge of 12%, convertible into common shares of the Company at a defined variable exercise price	172,170	-
Note payable to an accredited investor, maturing October 19, 2017, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price, extinguished pursuant to a Convertible Note Purchase and Assignment Agreement	-	145,000
Total	963,670	145,000
Less discount	(628,608)	(136,284)

Net	$335,062	$8,716

Effective April 19, 2017 the Company issued and delivered to JSJ Investments, Inc. a 12% convertible note payable to JSJ Investments, Inc. (“JSJ”) in the principal amount of $145,000. The note was issued at a discount, resulting in the receipt of $138,000. The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the October 19, 2017 at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance. Pursuant to a Convertible Note Purchase and Assignment Agreement dated October 16, 2017 Vista Capital Investments, LLC (“Vista”) purchased from JSJ the convertible note with a principal balance of $145,000 and $8,723 accrued interest payable. No gain or loss was recognized on this transaction.

Effective May 15, 2017, the Company issued and delivered to Eagle Equities LLC an 8% convertible redeemable note in the principal amount of $115,000. The note was issued at a discount, resulting in the receipt of $105,000. The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to 150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s Class A common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal and accrued interest into shares of the Company’s Class A common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Effective May 16, 2017, the Company issued and delivered to Crown Bridge Partners, LLC (“Crown Bridge”) an 8% convertible redeemable note in the principal amount of $60,000. The note was issued at a discount, resulting in the receipt of $54,000. The note is due and payable on May 16, 2018. The other terms of the note are identical to the terms of the May 15, 2017 convertible redeemable note described above.

Effective May 24, 2017, the Company issued and delivered to GS Capital Partners, LLC an 8% convertible note in the principal amount of $173,000. The note was issued at a discount, resulting in the receipt of $158,000. The note is due and payable on May 24, 2018. The Company can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock). The Company entered into an amendment of the note with GS Capital which extends the redemption period of the note by an additional 75 days, during which period the redemption premium will be 47%.

On June 12, 2017, the Company entered into an Equity Purchase Agreement with Crown Bridge. Pursuant to the terms of the Equity Purchase Agreement, Crown Bridge has committed to purchase up to $3,000,000 of our common stock for a period of up to 24 months commencing upon the effectiveness of a registration statement covering the resale of shares issuable to Crown Bridge under the Equity Purchase Agreement. The Equity Purchase Agreement allows the Company to deliver a put notice to Crown Bridge stating the dollar amount of common stock that it intends to sell to Crown Bridge on the date specified in the put notice. The amount of each put notice is limited to a formula that is equal to the lesser of (i) $100,000 or (ii) 150% of the average dollar value of the trading volume of the Company’s stock, measured at the lowest price during the trading period, for the seven days prior to the purchase of shares by Crown Bridge. The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right. The Company is required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use its best efforts to cause the registration statement to become effective within 90 days of such date.

In connection with the Equity Purchase Agreement, the Company issued to Crown Bridge, as a commitment fee, an $80,000 convertible promissory note which matures on December 12, 2017. The note bears interest at a rate of 8% per annum. The Company is entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or the Company is otherwise in default, Crown Bridge may convert the unpaid balance into shares of the Company’s Class A common stock at a conversion price equal to the lesser of (i) the closing price of the Company’s Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.

On July 7, 2017, the Company issued and delivered to JSJ a second 12% convertible note payable to JSJ in the principal amount of $125,000. The note was issued at a discount, resulting in the receipt of $118,750. The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance, and thereafter increases to a redemption price of 145% plus accrued interest until the 180th day after issuance and 150% plus accrued interest until the maturity date of March 30, 2018. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a price of no lower than $0.03 per share of common stock until the 180th day after issuance and thereafter at a price 40% discount from the lowest trading prices during the 20 days prior to conversion. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) on the maturity date of March 30, 2018. The Company agreed with JSJ to use any proceeds from draws on our prospective equity line of credit or sale of assets to first repay the note issued to JSJ in April 2017 and second to repay the July 7, 2017 note.

On September 7, 2017, the Company completed the funding of a 12% convertible note in the principal amount of $115,000 issued to Auctus Fund, LLC. The Company received $105,000 of note proceeds after payment of $10,000 of the fees and expenses of the lender and its counsel. The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a price equal to the lesser of (i) the lowest trading price during the previous 25 trading day period ending on the latest complete trading day prior to the date of the note and (ii) 55% of the average of the two lowest trading prices for the Company’s common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) on the maturity date of June 1, 2018.

On September 18, 2017, the Company completed the funding of a 12% convertible note in the principal amount of $123,500 issued to Power Up Lending Group Ltd (“Power Up”). The Company received $112,500 of note proceeds after payment of $11,000 of the fees and expenses of the lender and its counsel. The Company can redeem the note at any time prior to 30 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases by an additional 5% each 30 days thereafter until the 180th day after issuance (at which date the note cannot thereafter be prepaid). The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a price equal to 61% of the average of the two lowest trading prices for the Company’s common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) on the maturity date of June 20, 2018.

Pursuant to a Convertible Note Purchase and Assignment Agreement dated October 16, 2017 Vista Capital Investments, LLC (“Vista”) purchased from JSJ the April 19, 2017 convertible note with a principal balance of $145,000 and $8,723 accrued interest payable. The Company issued a replacement convertible note to Vista dated October 16, 2017 in the principal amount of $153,723, maturing on April 19, 2017. No gain or loss was recognized on this transaction. A one-time 12% interest charge of $18,447 was added to the note principal. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. The Company may prepay the note at a 45% redemption premium during the first 90 days after issuance.

The long-term convertible note payable at October 31, 2017 is comprised of a convertible note issued to Vista by the Company on October 19, 2017 in the principal amount of $184,800, less discount of $181,003. The Company issued and delivered to Vista a convertible note in the original maximum principal amount of $550,000 (consisting of an initial advance of $165,000 on such date and possible future advances). The initial advance was issued at a discount, resulting in the receipt of $160,000, $65,000 of which was paid to JSJ as a prepayment penalty for the first JSJ note purchased by Vista. A one-time 12% interest charge of $19,800 was added to the note principal. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 40% discount from the lowest trading price during the 25 days prior to conversion. The Company may prepay the note at a 45% redemption premium during the first 90 days after issuance. The maturity date for each advance is two years from the date of advance.

Accrued interest payable on convertible notes payable totaled $25,089 and $524 at October 31, 2017 and April 30, 2017, respectively.

The Company has identified the conversion feature of its convertible notes payable as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and considering the existence of a tainted equity environment (see Note 10).

Notes payable, currently in default, consisted of the following at April 30:

	2017	2016

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$300,000	$300,000
Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

	$375,001	$375,001

Accrued interest payable on notes payable, currently in default, totaled $273,870 and $236,370 at April 30, 2017 and 2016, respectively.

Convertible notes payable, currently in default, consist of the following at April 30:

	2017	2016

Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%, convertible into common shares of the Company at $3.70 per share	$50,000	$50,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%, convertible into common shares of the Company at $1.00 per share	25,000	25,000
Note payable to an unrelated party, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the President and CEO of the Company, convertible into common shares of the Company at $0.20 per share	120,000	120,000

Total	195,000	195,000

Less discount	-	-

Net	$195,000	$195,000

On January 2, 2013, the Company closed a note purchase agreement with an accredited investor pursuant to which the Company sold a $120,000 note in a private placement transaction. The note was due and payable on March 1, 2013, is currently in default and carries a monthly interest rate of 1.87%. The note purchase agreement included the issuance of 300,000 shares of the Company’s common stock. The note is secured with 900,000 shares of the Company’s common stock owned by Jack W. Hanks, the Company’s President and CEO. The 300,000 shares were valued at $0.10 per share, the closing price of the Company’s common stock on January 2, 2013, and recorded as a $30,000 increase to debt discount and an increase to common stock payable. The Company allocated the proceeds from the issuance of the notes to the warrants when applicable and to the notes based on their estimated fair market values at the date of issuance using the Black-Scholes option pricing model. The debt discount resulting from interest and the value of warrants computed at the inception of the notes payable is amortized over the term of the notes as additional interest expense and was fully amortized as of April 30, 2014. This note and related accrued interest payable were extinguished subsequent to April 2017 through the issuance of Class A common shares of the Company (see Note 15).

Accrued interest payable on convertible notes payable, currently in default, totaled $190,343 and $152,165 at April 30, 2017 and 2016, respectively.

The convertible note payable as of April 30, 2017 consists of a 12% convertible note payable to JSJ Investments, Inc. in the principal amount of $145,000 and dated April 19, 2017. The note was issued at a discount, resulting in the receipt of $138,000. The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the 180th day after issuance at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The Company has identified this conversion feature as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and considering the existence of a tainted equity environment. (See Note 11). The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance. The convertible note payable is recorded net of discount of $136,284 at April 30, 2017. Accrued interest payable on the convertible note payable was $524 at April 30, 2017

The Company recorded interest expense on all indebtedness, which includes amortization of debt discount on certain debt described above and accrued dividends on convertible preferred stock (Note 9), totaled $262,393 and $529,474 for the years ended April 30, 2017 and 2016, respectively.